Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

ENCR 2026-SFR1 Issuer, L.L.C.

Encore Residential Credit Partners, L.P. (“Encore”)

Goldman Sachs & Co. LLC

(collectively, the “Specified Parties”)

Re:	ENCR 2026-SFR1 Issuer, L.L.C. (the “Issuer”)
Secured Fixed Rate Notes (the “Certificates”)
Mortgage Loan and Sample Property Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans and certain Mortgaged Properties (both as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 2 October 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Encore, on behalf of the Issuer, provided us with:

a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”) that are described in Attachment A,
b.	Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”) that are described in Attachment A,
c.	Electronic copies of the files for the Mortgage Loans and certain Mortgaged Properties which contain copies of:
i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and
ii.	Various source documents relating to certain Mortgaged Properties (“Property Source Documents”),
d.	Electronic copy of an appraisal extrapolation methodology provided by Encore, on behalf of the Issuer, that Encore indicated contains instructions, assumptions and methodologies used in determining appraisal values for certain Mortgaged Properties (the “Encore Sample Appraisal Methodology”),
e.	An electronic data file labeled “MSA Files - Zipcode.csv” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,
f.	A schedule (the “Property Sampling Schedule”), certain information from which is shown on Exhibit 2 to Attachment A, that Encore, on behalf of the Issuer, indicated contains a list of loan identification numbers (each, a “Loan ID”) corresponding to certain fixed-rate mortgage loans,
g.	A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that Encore, on behalf of the Issuer, instructed us to compare to information contained in the Property Sources,
h.	A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 5 to Attachment A, that Encore, on behalf of the Issuer, instructed us to compare to information contained in the Mortgage Loan Source Documents,
i.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Encore, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
j.	A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 6 to Attachment A, on which Encore, on behalf of the Issuer, instructed us to perform no procedures,
k.	A draft of the preliminary offering memorandum for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
l.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular or any other information provided to us by Encore, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Encore, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter or on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans or Mortgaged Properties would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 October 2026

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, Encore, on behalf of the Issuer, indicated that:

a.	The primary assets of the Issuing Entity will be 36 fixed-rate mortgage loans (the “Mortgage Loans”) and
b.	The Mortgage Loans are secured by first liens on 1,308 mortgaged properties (the “Mortgaged Properties”).

Procedures performed and our associated findings

1.	Encore, on behalf of the Issuer, provided us with electronic data files:
a.	Labeled “Encore Active Term Tape - External 9.3.xlsx” and the corresponding record layout and decode information (the “Preliminary Property Data File 1”), which Encore, on behalf of the Issuer, indicated contains information relating to 484 mortgaged properties (the “Preliminary Properties 1 and 2”) that secure 17 mortgage loans (the “Preliminary Mortgage Loans 1 and 2”),
b.	Labeled “Encore Active Term Tape - Batch 1-3 - 9.10.xlsx” and the corresponding record layout and decode information (the “Preliminary Property Data File 2”), which Encore, on behalf of the Issuer, indicated contains information relating to 1,176 mortgaged properties (the “Preliminary Properties 3”) that secure 32 mortgage loans (the “Preliminary Mortgage Loans 3”), and
c.	Labeled “Encore Active Term Tape - External - 9.15 - Accountants.xlsx” and the corresponding record layout and decode information (the “Preliminary Property Data File 3,” together with Preliminary Property Data File 1 and Preliminary Property Data File 2, the “Preliminary Property Data Files,” which together with the Final Property Data File (as defined herein) comprise the “Property Data Files”), which Encore, on behalf of the Issuer, indicated contains information relating to 1,310 mortgaged properties (the “Preliminary Properties 4,” together with the Preliminary Properties 1 and 2 and Preliminary Properties 3, the “Preliminary Properties”) that secure 36 mortgage loans (the “Preliminary Mortgage Loans 4,” together with the Preliminary Mortgage Loans 1 and 2 and Preliminary Mortgage Loans 3, the “Preliminary Mortgage Loans”).

As instructed by Encore, on behalf of the Issuer, we selected a sample of:

a.	Preliminary Properties 1 and 2 from Preliminary Property Data File 1,
b.	Preliminary Properties 3 from Preliminary Property Data File 2 and
c.	Preliminary Properties 4 from Preliminary Property Data File 3 using the sample selection methodology provided by Encore, on behalf of the Issuer, that is described in the succeeding paragraph(s) of this Item.

Attachment A Page 2 of 9

1.	(continued)

For each of the:

a.	17 Preliminary Mortgage Loans 1 and 2,
b.	15 Preliminary Mortgage Loans 3 and
c.	4 Preliminary Mortgage Loans 4

listed on the Property Sampling Schedule, Encore, on behalf of the Issuer, instructed us to:

i.	Multiply 25% by the number of Preliminary Properties which secure such Preliminary Mortgage Loan,
ii.	Round the value computed in i. above up to the nearest integer and
iii.	Select a random sample of Preliminary Properties from the applicable Preliminary Property Data File equal to the number computed in ii. above from the population of Preliminary Properties which:
1)	Secure such Preliminary Mortgage Loan and
2)	Have “Y” for the “Parent” characteristic, as shown on the applicable Preliminary Property Data File.

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of:

a.	128 Preliminary Properties 1 and 2 from Preliminary Property Data File 1 (the “Sample Properties 1”),
b.	179 Preliminary Properties 3 from Preliminary Property Data File 2 (the “Sample Properties 2”) and
c.	35 Preliminary Properties 4 from Preliminary Property Data File 3 (the “Sample Properties 3,’’ together with the Sample Properties 1 and Sample Properties 2, the “Sample Properties”).

The Sample Properties are shown on Exhibit 1 to Attachment A. For the purpose of this procedure, Encore, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties from the Preliminary Property Data Files or the basis for the inclusion of the:

a.	17 Preliminary Mortgage Loans 1 and 2,
b.	15 Preliminary Mortgage Loans 3 and
c.	4 Preliminary Mortgage Loans 4

on the Property Sampling Schedule. We performed no procedures relating to any Preliminary Mortgage Loan that was not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the:

a.	Sample Properties 1 are referred to as Sample Property Numbers 1001 through 1072 and 2001 through 2056,
b.	Sample Properties 2 are referred to as Sample Property Numbers 3001 through 3179 and
c.	Sample Properties 3 are referred to as Sample Property Numbers 4001 through 4035.

Attachment A Page 3 of 9

2.	For each Sample Property, we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on the Preliminary Property Data File, to the corresponding information located in the Property Source Documents that were provided by Encore, on behalf of the Issuer, subject to the instructions, assumptions and methodologies provided by Encore, on behalf of the Issuer, that are described in the notes to Exhibit 3 to Attachment A. The Property Source Documents that we were instructed by Encore, on behalf of the Issuer, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

3.	Encore, on behalf of the Issuer, provided us with an electronic data file labeled “ENCR 2026-SFR1 - External - 9.30 vF v3.xlsx” and the corresponding record layout and decode information (the “Final Property Data File”) that Encore, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in September 2026 (the “Cut-Off Date”).

We compared the property identification number (the “Property ID”) for each Sample Property, as shown on the applicable Preliminary Property Data File, to the corresponding Property ID, as shown on the Final Property Data File, and noted that:

a.	342 of the Mortgaged Properties included on the Final Property Data File were Sample Properties (the “Final Sample Properties”) and
b.	None of the Sample Properties were not included on the Final Property Data File.

As applicable, for the purpose of performing the comparison described above, Encore, on behalf of the Issuer, provided the decode table shown below, and instructed us to use the value shown in the “Updated Property ID” column for the Sample Property which corresponds to the “Property ID” that is shown in the “Property ID” column.

Property ID	Updated Property ID	Property ID	Updated Property ID

NAP	NAP	NAP	NAP

4.	For each Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Final Property Data File, to the corresponding information that we identified in performing the procedures described in Item 2. All such compared information was in agreement.

5.	For each Mortgaged Property, we compared the “Closest MSA” characteristic (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the metropolitan statistical area information on the MSA Support File for the corresponding “Zip,” as shown on the Final Property Data File. All such compared information was in agreement.

Attachment A Page 4 of 9

6.	Encore, on behalf of the Issuer, provided us with an electronic data file and the corresponding record layout and decode information (the “Preliminary Mortgage Loan Data File”) that Encore, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans as of the Cut-Off Date.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information located in the Mortgage Loan Source Documents that were provided by Encore, on behalf of the Issuer, subject to the instructions, assumptions and methodologies described in the notes to Exhibit 5 to Attachment A and the succeeding paragraph(s) of this Item.

The Mortgage Loan Source Document(s) that Encore, on behalf of the Issuer, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 5 to Attachment A. If more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, Encore, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 5 to Attachment A (except as described in the notes to Exhibit 5 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, Encore, on behalf of the Issuer, provided us with the related unexecuted and/or draft Mortgage Loan Source Document(s) listed in the “Draft Mortgage Loan Source Document(s)” column of the table below.

Mortgage Loan	Draft Mortgage Loan Source Document(s)

NAP	NAP

For the purpose of the procedures described in this report, Encore, on behalf of the Issuer, instructed us to treat any “Draft Mortgage Loan Source Document(s)” listed in the table above as fully executed Mortgage Loan Source Document(s).

7.	As instructed by Encore, on behalf of the Issuer, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Encore. The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

Attachment A Page 5 of 9

8.	Subsequent to the performance of the procedures described in Items 6. and 7. above, Encore, on behalf of the Issuer, provided us with an electronic data file and the corresponding record layout and decode information (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) that Encore, on behalf of the Issuer, indicated contains information relating the Mortgage Loans as of the Cut-Off Date.

Using information on the:

a.	Final Mortgage Loan Data File and
b.	Updated Mortgage Loan Data File

for each Mortgage Loan, we compared each Compared Mortgage Loan Characteristic listed on Exhibit 5 to Attachment A, as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File. All such compared information was in agreement.

9.	Using the:
a.	First Due Date and
b.	Maturity Date,

as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

10.	Using the:
a.	Original UPB,
b.	Interest Rate and
c.	Monthly Debt Service ($),

as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (mos)” of each Mortgage Loan (except for any Interest Only Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Interest Only Mortgage Loan, Encore, on behalf of the Issuer, instructed us to use “N/A” for the “Original Amortization Term (mos)” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Encore, on behalf of the Issuer, that are described in the preceding paragraph(s) of this Item.

11.	Using the “First Due Date,” as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 6 of 9

12.	Using the:
a.	Original UPB,
b.	Interest Accrual Type,
c.	Seasoning,
d.	Original IO Term,
e.	First Due Date,
f.	Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($),

as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of:

i.	The Cut-Off Date (the “Cut-Off Date UPB”) and
ii.	The “Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of this procedure, Encore, on behalf of the Issuer, instructed us to:

a.	Ignore differences of +/- $1.00 or less and
b.	Recalculate the “Maturity Date Balance” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, on the “Maturity Date.”

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Encore, on behalf of the Issuer, that are described in the preceding paragraph(s) of this Item.

13.	Using the “Cut-Off Date UPB,” as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

14.	Using the:
a.	Original Term and
b.	Seasoning,

as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 7 of 9

15.	Using the:
a.	Original IO Term,
b.	Original Amortization Term (mos) and
c.	Seasoning,

as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amort Term” of each Mortgage Loan (except for any Interest Only Mortgage Loan, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Interest Only Mortgage Loan, Encore, on behalf of the Issuer, instructed us to use “N/A” for the “Remaining Amort Term” characteristic.

16.	Using the:
a.	Original IO Term and
b.	Seasoning,

as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term” of each Mortgage Loan (except for any Amortizing Balloon Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Amortizing Balloon Mortgage Loan, Encore, on behalf of the Issuer, instructed us to use “N/A” for the “Remaining IO Term” characteristic.

17.	Using the “Monthly Debt Service ($)” for any Mortgage Loan that is not an Interest Only Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment” as 12 times the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File.

For any Interest Only Mortgage Loan which has the “Interest Accrual Type” characteristic as “Actual/360,” as shown on the Final Mortgage Loan Data File, Encore, on behalf of the Issuer, instructed us to recalculate the “Annualized Debt Service Payment” as the product, rounded to two decimal places, of:

a.	The “Original UPB,” as shown on the Final Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Final Mortgage Loan Data File, and
c.	365/360.

For any Interest Only Mortgage Loan which has the “Interest Accrual Type” characteristic as “30/360,” as shown on the Final Mortgage Loan Data File, Encore, on behalf of the Issuer, instructed us to recalculate the “Annualized Debt Service Payment” as the product, rounded to two decimal places, of:

a.	The “Original UPB,” as shown on the Final Mortgage Loan Data File and
b.	The “Interest Rate,” as shown on the Final Mortgage Loan Data File.

We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 8 of 9

18.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Note Administrator Fee Rate and
c.	CREFC® License Fee Rate,

as shown on the Final Mortgage Loan Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

19.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

20.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular,

we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	Mortgage Loan Cutoff NOI Debt Yield,
iv.	Mortgage Loan Cutoff NCF Debt Yield,
v.	Cut-Off Date LTV Ratio and
vi.	Maturity Date LTV Ratio

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, Encore, on behalf of the Issuer, instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

21.	Using the:
a.	Original Yield Maintenance Period and
b.	Seasoning,

as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Yield Maintenance Mortgage Loan (as defined herein). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, Encore, on behalf of the Issuer, instructed us to use “N/A” for the “Current Yield Maintenance Period” characteristic.

Attachment A Page 9 of 9

22.	Using the “Guarantor,” as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that have at least one common “Guarantor” (the “Related Guarantor Loans”). We compared the “Related Guarantor Loans” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 8

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3
1001	11995	11995-32	X
1002	11995	11995-31	X
1003	11995	11995-14	X
1004	11995	11995-21	X
1005	11995	11995-28	X
1006	11995	11995-8	X
1007	11995	11995-17	X
1008	11995	11995-23	X
1009	11995	11995-6	X
1010	12048	12048-59	X
1011	12048	12048-12	X
1012	12048	12048-5	X
1013	12048	12048-4	X
1014	12048	12048-72	X
1015	12048	12048-90	X
1016	12048	12048-80	X
1017	12048	12048-39	X
1018	12048	12048-3	X
1019	12048	12048-55	X
1020	12048	12048-51	X
1021	12048	12048-87	X
1022	12048	12048-20	X
1023	12048	12048-23	X
1024	12048	12048-1	X
1025	12048	12048-64	X
1026	12048	12048-92	X
1027	12048	12048-32	X
1028	12048	12048-38	X
1029	12048	12048-74	X
1030	12048	12048-10	X
1031	12048	12048-77	X
1032	12048	12048-18	X
1033	12048	12048-29	X
1034	12242	12242-8	X
1035	12242	12242-9	X
1036	12242	12242-5	X
1037	12304	12304-17	X
1038	12304	12304-13	X
1039	12304	12304-15	X
1040	12304	12304-6	X
1041	12304	12304-1	X
1042	12310	12310-37	X
1043	12310	12310-45	X

Exhibit 1 to Attachment A Page 2 of 8

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3
1044	12310	12310-52	X
1045	12310	12310-18	X
1046	12310	12310-35	X
1047	12310	12310-30	X
1048	12310	12310-3	X
1049	12310	12310-24	X
1050	12310	12310-51	X
1051	12310	12310-7	X
1052	12310	12310-13	X
1053	12310	12310-16	X
1054	12310	12310-34	X
1055	12310	12310-15	X
1056	12469	12469-33	X
1057	12469	12469-11	X
1058	12469	12469-22	X
1059	12469	12469-1	X
1060	12469	12469-14	X
1061	12469	12469-18	X
1062	12469	12469-2	X
1063	12469	12469-30	X
1064	12469	12469-28	X
1065	12469	12469-42	X
1066	12469	12469-24	X
1067	12501	12501-17	X
1068	12501	12501-7	X
1069	12501	12501-1	X
1070	12501	12501-19	X
1071	12501	12501-14	X
1072	12566	12566-1	X
2001	11732	11732-11	X
2002	11732	11732-23	X
2003	11732	11732-13	X
2004	11732	11732-22	X
2005	11732	11732-2	X
2006	11732	11732-20	X
2007	12118	12118-10	X
2008	12118	12118-15	X
2009	12118	12118-2	X
2010	12118	12118-6	X
2011	12118	12118-12	X
2012	12142	12142-4	X
2013	12142	12142-1	X
2014	12307	12307-12	X

Exhibit 1 to Attachment A Page 3 of 8

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3
2015	12307	12307-14	X
2016	12307	12307-2	X
2017	12307	12307-18	X
2018	12307	12307-23	X
2019	12307	12307-4	X
2020	12307	12307-1	X
2021	12342	12342-24	X
2022	12342	12342-18	X
2023	12342	12342-19	X
2024	12342	12342-13	X
2025	12342	12342-10	X
2026	12342	12342-22	X
2027	12342	12342-9	X
2028	12368	12368-4	X
2029	12368	12368-22	X
2030	12368	12368-52	X
2031	12368	12368-39	X
2032	12368	12368-24	X
2033	12368	12368-37	X
2034	12368	12368-47	X
2035	12368	12368-40	X
2036	12368	12368-50	X
2037	12368	12368-3	X
2038	12368	12368-26	X
2039	12368	12368-38	X
2040	12368	12368-28	X
2041	12368	12368-17	X
2042	12451	12451-9	X
2043	12451	12451-1	X
2044	12451	12451-5	X
2045	12451	12451-8	X
2046	12451	12451-10	X
2047	12610	12610-11	X
2048	12610	12610-3	X
2049	12610	12610-24	X
2050	12610	12610-1	X
2051	12610	12610-20	X
2052	12610	12610-2	X
2053	12610	12610-7	X
2054	12641	12641-12	X
2055	12641	12641-2	X
2056	12641	12641-3	X
3001	11313	11313-14		X

Exhibit 1 to Attachment A Page 4 of 8

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3
3002	11313	11313-5		X
3003	11313	11313-24		X
3004	11313	11313-23		X
3005	11313	11313-17		X
3006	11313	11313-19		X
3007	11722	11722-35		X
3008	11722	11722-2		X
3009	11722	11722-43		X
3010	11722	11722-42		X
3011	11722	11722-30		X
3012	11722	11722-7		X
3013	11722	11722-48		X
3014	11722	11722-16		X
3015	11722	11722-39		X
3016	11722	11722-51		X
3017	11722	11722-56		X
3018	11722	11722-44		X
3019	11722	11722-21		X
3020	11722	11722-23		X
3021	11722	11722-28		X
3022	12244	12244-45		X
3023	12244	12244-37		X
3024	12244	12244-9		X
3025	12244	12244-47		X
3026	12244	12244-36		X
3027	12244	12244-44		X
3028	12244	12244-33		X
3029	12244	12244-30		X
3030	12244	12244-40		X
3031	12244	12244-7		X
3032	12244	12244-10		X
3033	12244	12244-11		X
3034	12244	12244-27		X
3035	12261	12261-6		X
3036	12261	12261-34		X
3037	12261	12261-57		X
3038	12261	12261-9		X
3039	12261	12261-17		X
3040	12261	12261-16		X
3041	12261	12261-60		X
3042	12261	12261-49		X
3043	12261	12261-20		X
3044	12261	12261-73		X

Exhibit 1 to Attachment A Page 5 of 8

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3
3045	12261	12261-39		X
3046	12261	12261-13		X
3047	12261	12261-2		X
3048	12261	12261-38		X
3049	12261	12261-31		X
3050	12261	12261-48		X
3051	12261	12261-58		X
3052	12261	12261-5		X
3053	12261	12261-21		X
3054	12270	12270-54		X
3055	12270	12270-12		X
3056	12270	12270-19		X
3057	12270	12270-53		X
3058	12270	12270-15		X
3059	12270	12270-13		X
3060	12270	12270-14		X
3061	12270	12270-33		X
3062	12270	12270-40		X
3063	12270	12270-21		X
3064	12270	12270-37		X
3065	12270	12270-51		X
3066	12270	12270-47		X
3067	12270	12270-2		X
3068	12322	12322-24		X
3069	12322	12322-30		X
3070	12322	12322-15		X
3071	12322	12322-2		X
3072	12322	12322-5		X
3073	12322	12322-8		X
3074	12322	12322-20		X
3075	12322	12322-39		X
3076	12322	12322-26		X
3077	12322	12322-37		X
3078	12322	12322-31		X
3079	12332	12332-12		X
3080	12332	12332-68		X
3081	12332	12332-52		X
3082	12332	12332-1		X
3083	12332	12332-54		X
3084	12332	12332-59		X
3085	12332	12332-24		X
3086	12332	12332-23		X
3087	12332	12332-6		X

Exhibit 1 to Attachment A Page 6 of 8

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3
3088	12332	12332-40		X
3089	12332	12332-31		X
3090	12332	12332-38		X
3091	12332	12332-51		X
3092	12332	12332-64		X
3093	12332	12332-62		X
3094	12332	12332-56		X
3095	12332	12332-29		X
3096	12332	12332-35		X
3097	12530	12530-14		X
3098	12530	12530-6		X
3099	12530	12530-8		X
3100	12530	12530-7		X
3101	12530	12530-12		X
3102	12557	12557-9		X
3103	12557	12557-7		X
3104	12557	12557-10		X
3105	12557	12557-6		X
3106	12557	12557-17		X
3107	12557	12557-14		X
3108	12754	12754-13		X
3109	12754	12754-2		X
3110	12754	12754-4		X
3111	12754	12754-14		X
3112	12786	12786-10		X
3113	12786	12786-11		X
3114	12786	12786-1		X
3115	12786	12786-31		X
3116	12786	12786-38		X
3117	12786	12786-28		X
3118	12786	12786-33		X
3119	12786	12786-13		X
3120	12786	12786-18		X
3121	12786	12786-24		X
3122	12790	12790-4		X
3123	12790	12790-6		X
3124	12821	12821-126		X
3125	12821	12821-129		X
3126	12821	12821-125		X
3127	12821	12821-108		X
3128	12821	12821-22		X
3129	12821	12821-4		X
3130	12821	12821-77		X

Exhibit 1 to Attachment A Page 7 of 8

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3
3131	12821	12821-13		X
3132	12821	12821-12		X
3133	12821	12821-40		X
3134	12821	12821-116		X
3135	12821	12821-29		X
3136	12821	12821-73		X
3137	12821	12821-21		X
3138	12821	12821-2		X
3139	12821	12821-47		X
3140	12821	12821-113		X
3141	12821	12821-42		X
3142	12821	12821-66		X
3143	12821	12821-119		X
3144	12821	12821-1		X
3145	12821	12821-105		X
3146	12821	12821-117		X
3147	12821	12821-121		X
3148	12821	12821-94		X
3149	12821	12821-123		X
3150	12821	12821-56		X
3151	12821	12821-86		X
3152	12821	12821-65		X
3153	12821	12821-79		X
3154	12821	12821-55		X
3155	12821	12821-15		X
3156	12821	12821-45		X
3157	12821	12821-103		X
3158	12821	12821-24		X
3159	12832	12832-22		X
3160	12832	12832-41		X
3161	12832	12832-53		X
3162	12832	12832-17		X
3163	12832	12832-20		X
3164	12832	12832-42		X
3165	12832	12832-19		X
3166	12832	12832-7		X
3167	12832	12832-36		X
3168	12832	12832-31		X
3169	12832	12832-4		X
3170	12832	12832-40		X
3171	12832	12832-21		X
3172	12832	12832-37		X
3173	12892	12892-21		X

Exhibit 1 to Attachment A Page 8 of 8

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3
3174	12892	12892-10		X
3175	12892	12892-25		X
3176	12892	12892-23		X
3177	12892	12892-22		X
3178	12892	12892-12		X
3179	12892	12892-20		X
4001	12323	12323-1			X
4002	12323	12323-3			X
4003	12323	12323-7			X
4004	12646	12646-26			X
4005	12646	12646-11			X
4006	12646	12646-2			X
4007	12646	12646-10			X
4008	12646	12646-13			X
4009	12646	12646-24			X
4010	12646	12646-14			X
4011	12646	12646-16			X
4012	12646	12646-34			X
4013	12646	12646-3			X
4014	12804	12804-10			X
4015	12804	12804-9			X
4016	12804	12804-4			X
4017	12906	12906-39			X
4018	12906	12906-16			X
4019	12906	12906-64			X
4020	12906	12906-56			X
4021	12906	12906-58			X
4022	12906	12906-61			X
4023	12906	12906-4			X
4024	12906	12906-5			X
4025	12906	12906-33			X
4026	12906	12906-11			X
4027	12906	12906-46			X
4028	12906	12906-21			X
4029	12906	12906-3			X
4030	12906	12906-35			X
4031	12906	12906-45			X
4032	12906	12906-65			X
4033	12906	12906-6			X
4034	12906	12906-73			X
4035	12906	12906-28			X

Exhibit 2 to Attachment A

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by Encore

Preliminary Mortgage Loans 1 and 2	12566
12048
12469
11995
12310
12501
12304
12242
12368
12342
12307
12451
12142
12118
11732
12641
12610

Preliminary Mortgage Loans 3	12821
12244
12261
12322
11722
12786
12832
12892
12332
12557
12270
12530
12754
11313
12790

Preliminary Mortgage Loans 4	12906
12646
12323
12804

Exhibit 3 to Attachment A Page 1 of 3

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)

Street Address	Appraisal, BPO or Underwriting Summary
City	Appraisal, BPO or Underwriting Summary
Cut-Off Date Valuation Date	Appraisal, BPO or Underwriting Summary
Cut-Off Date Value	Appraisal, BPO, Underwriting Summary or recalculation
Number of Bedrooms	Appraisal, BPO, Building and Unit Description Report or Underwriting Summary
Number of Bathrooms	Appraisal, BPO, Building and Unit Description Report or Underwriting Summary
Number of Units	Appraisal, BPO or Underwriting Summary
Property Type	Appraisal, BPO or Underwriting Summary
State	Appraisal, BPO or Underwriting Summary
Swimming Pool (Y/N)	Appraisal, BPO or Underwriting Summary
Square Footage	Appraisal, BPO, Building and Unit Description Report or Underwriting Summary
Year Built	Appraisal, BPO, Building and Unit Description Report, Underwriting Summary or recalculation
Zip	Appraisal, BPO or Underwriting Summary
Is Flood Zone	Flood Determination Certificate
$ Rent (Per Month)	Underwriting Summary
Estimated $ Rent (Per Month)	Appraisal, BPO, Underwriting Summary or recalculation
Occupancy Status	Certificate of Occupancy or Certificate of Commercial Loan
Appraisal Provider	Appraisal, BPO or Underwriting Summary
Appraisal Type	Appraisal, BPO or Underwriting Summary
Interior/Exterior	Appraisal, BPO or Underwriting Summary
Property Condition	Appraisal, BPO or Underwriting Summary
Allocated Loan Amount	Underwriting Summary or Loan Agreement
Property Purchase Date	Underwriting Summary or Purchase Sale Agreement
Property Purchase Price	Underwriting Summary
Property Rehab	Underwriting Summary
Total Cost Basis	Underwriting Summary
NOI	Underwriting Summary
NCF	Underwriting Summary
Annual Real Estate Taxes	Underwriting Summary
Annual Insurance	Underwriting Summary
Total Potential Annual Gross Revenue	Underwriting Summary
Annual HOA Fees	Underwriting Summary
HOA (Y/N)	Underwriting Summary
Is Section 8	Underwriting Summary
Occupancy Y/N	Underwriting Summary
Final UW $ Rent (Per Month)	Underwriting Summary

Exhibit 3 to Attachment A Page 2 of 3

Notes:

1.	For certain Sample Properties for which Encore, on behalf of the Issuer, provided more than one appraisal and/or BPO Property Source Document, Encore, on behalf of the Issuer, instructed us to use the appraisal and/or BPO Property Source Document with the most recent valuation date.

2.	With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics. For such Sample Properties, Encore, on behalf of the Issuer, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic. We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

Additionally, if more than one Property Source Document is listed for a Base Property Sample Characteristic, Encore, on behalf of the Issuer, instructed us to note agreement if the value on the Property Data File for the Base Property Sample Characteristic agreed with the corresponding information on at least one of the Property Source Documents that are listed for such Base Property Sample Characteristic. We performed no procedures to reconcile any conflicting information that may exist between various Property Source Documents for any of the Base Property Sample Characteristics.

3.	For the purpose of comparing the “Street Address” Base Property Sample Characteristic, Encore, on behalf of the Issuer, instructed us to ignore differences that are due to truncation, abbreviation or punctuation.

4.	For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit or a semi-attached unit with a design style of “row house,” “colonial,” “duplex” or “twin,” as shown in the applicable Property Source Document, Encore, on behalf of the Issuer, instructed us to use “townhome.”

5.	For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, Encore, on behalf of the Issuer, instructed us to use “N.”

6.	For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, Encore, on behalf of the Issuer, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown in the applicable Property Source Document, from the year of the “Cut-Off Date Valuation Date,” as shown on the Property Data File.

Exhibit 3 to Attachment A Page 3 of 3

7.	For the purpose of comparing the “Zip” Base Property Sample Characteristic for each Sample Property, Encore, on behalf of the Issuer, instructed us to compare only the first five digits of the property zip code, as shown in the applicable Property Source Document.

8.	For any Sample Property with the “Encore Unit Type” characteristic including any value other than “Scattered,” “N/A” or “<blank>” (the “Sample Appraisal Properties”), as shown on the Property Data File, Encore, on behalf of the Issuer, instructed us to use the Encore Sample Appraisal Methodology and related Property Source Document(s) for the respective Mortgage Loan (together, the “Sample Appraisal Property Source Documents”) to recalculate the “Cut-Off Date Value” Base Property Sample Characteristic, as not all related Mortgaged Properties securing a Mortgage Loan have an appraisal or BPO Property Source Document in the related loan file.

9.	For any Sample Appraisal Properties, Encore, on behalf of the Issuer, instructed us to use the Sample Appraisal Property Source Documents or underwriting summary Property Source Document to recalculate the “Estimated $ Rent (Per Month)” Base Property Sample Characteristic, as not all related Mortgaged Properties securing a Mortgage Loan have an appraisal or BPO Property Source Document in the related loan file.

10.	Encore, on behalf of the Issuer, indicated that the three possible values for the “Appraisal Type” Base Property Sample Characteristic are “Commercial,” “Resi Interior” and “Resi Exterior.” For the purpose of comparing the “Appraisal Type” and “Interior/Exterior” Base Property Sample Characteristics for each Sample Property for which the appraisal report Property Source Document did not specifically state “Commercial,” “Resi Interior” and “Resi Exterior,” Encore, on behalf of the Issuer, instructed us to use the value as shown on the underwriting summary Property Source Document.

11.	For the purpose of comparing the “Is Flood Zone” Base Property Sample Characteristic for each Sample Property, Encore, on behalf of the Issuer, provided the following instructions:
a.	Use “Y,” if the applicable Property Source Document indicates the flood hazard zones as “A” or “V,” and
b.	Use “N,” if the applicable Property Source Document indicates the flood hazard zones as “No.”

12.	For the purpose of comparing the “Occupancy Y/N” Base Property Sample Characteristic for each Sample Property, Encore, on behalf of the Issuer, provided the following instructions:
a.	Use “Y,” if the applicable Property Source Document indicates that the property is leased, and
b.	Use “N,” if the applicable Property Source Document indicates that the property is not leased.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Encore, on behalf of the Issuer, that are described in the notes above

Exhibit 4 to Attachment A Page 1 of 11

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value
1002	Number of Bathrooms	2	2.5
1005	Final UW $ Rent (Per Month)	$1,450.00	$1,500.00
1006	Street Address	[Redacted]	[Redacted]
1024	Cut-Off Date Valuation Date	10/08/2025	9/25/2026
1034	Zip	75070	75072
1034	Appraisal Provider	Applied Valuations AMC	Applied Valuation Services
1035	Appraisal Provider	Applied Valuations AMC	Applied Valuation Services
1036	Appraisal Provider	Applied Valuations AMC	Applied Valuation Services
1037	Appraisal Provider	Valuations Services AMC, LLC	Applied Valuation Services (AVS)
1038	Appraisal Provider	Valuations Services AMC, LLC	Applied Valuation Services (AVS)
1039	Appraisal Provider	Valuations Services AMC, LLC	Applied Valuation Services (AVS)
1040	$ Rent (Per Month)	$2,350.00	$2,400.00
1040	Appraisal Provider	Valuations Services AMC, LLC	Applied Valuation Services
1041	Appraisal Provider	Valuations Services AMC, LLC	Applied Valuation Services
1042	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1042	Estimated $ Rent (Per Month)	$1,830.00	[Cannot Determine]
1043	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1043	Estimated $ Rent (Per Month)	$2,041.00	[Cannot Determine]
1044	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1044	Estimated $ Rent (Per Month)	$1,830.00	[Cannot Determine]
1045	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1045	Estimated $ Rent (Per Month)	$915.00	[Cannot Determine]
1046	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1046	Estimated $ Rent (Per Month)	$915.00	[Cannot Determine]
1047	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1047	Estimated $ Rent (Per Month)	$1,525.00	[Cannot Determine]
1048	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1048	Estimated $ Rent (Per Month)	$1,525.00	[Cannot Determine]
1049	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1049	Estimated $ Rent (Per Month)	$1,830.00	[Cannot Determine]
1050	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1050	Estimated $ Rent (Per Month)	$1,525.00	[Cannot Determine]
1051	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1051	Estimated $ Rent (Per Month)	$1,830.00	[Cannot Determine]
1052	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1052	Estimated $ Rent (Per Month)	$915.00	[Cannot Determine]
1053	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1053	Estimated $ Rent (Per Month)	$1,830.00	[Cannot Determine]
1054	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1054	Estimated $ Rent (Per Month)	$1,830.00	[Cannot Determine]
1055	Cut-Off Date Valuation Date	4/9/2026	3/25/2026
1055	Estimated $ Rent (Per Month)	$915.00	[Cannot Determine]
1056	Property Type	SFR	Townhome
1056	Annual HOA Fees	$546.52	$545.52
1057	Appraisal Type	Resi Interior	Resi Exterior
1057	Interior/Exterior	Interior	Exterior
1059	Property Type	SFR	Townhome

Exhibit 4 to Attachment A Page 2 of 11

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value
1059	Zip	35235	35215
1062	Street Address	[Redacted]	[Redacted]
1063	Property Type	SFR	Townhome
1063	$ Rent (Per Month)	$1,175.00	$1,750.00
1064	Property Type	SFR	Townhome
1071	Property Type	SFR	Townhome
1072	Year Built	2010	2011
1072	Appraisal Provider	JLL	JLL Valuation & Advisory Services, LLC
1072	Cut-Off Date Valuation Date	06/03/2026	5/22/2026
1072	Property Type	Townhome	Multi-Family
1072	Street Address	[Redacted]	[Redacted]
1072	Total Potential Annual Gross Revenue	$20,388.00	$2,329,194.00
2001	Number of Bathrooms	1	1.5
2001	Appraisal Provider	Valuations Services AMC, LLC	Applied Valuation Services
2002	Zip	28206	28216
2002	Appraisal Provider	Valuations Services AMC, LLC	Applied Valuation Services
2003	Appraisal Provider	Valuations Services AMC, LLC	Applied Valuation Services
2004	Zip	28206	28216
2004	Square Footage	698	688
2004	Appraisal Provider	Valuations Services AMC, LLC	Applied Valuation Services
2005	Appraisal Provider	Valuations Services AMC, LLC	Applied Valuation Services
2006	Zip	28206	28216
2006	Appraisal Provider	Valuations Services AMC, LLC	Applied Valuation Services
2008	Number of Bathrooms	2	2.5
2009	City	Knoxville	Lenoir City
2009	Number of Bathrooms	2.5	2
2013	Estimated $ Rent (Per Month)	$7,250.00	$5,700.00
2013	Appraisal Provider	SingleSource Property Solutions	Single Source Property Solutions
2014	Property Type	SFR	Townhome
2014	City	Stonecrest	Lithonia
2014	Estimated $ Rent (Per Month)	$1,906.25	[Cannot Determine]
2015	Property Type	SFR	Townhome
2015	City	Stonecrest	Lithonia
2015	Number of Bathrooms	2	2.5
2015	Estimated $ Rent (Per Month)	$2,187.50	[Cannot Determine]
2016	Number of Bathrooms	2	2.5
2016	Estimated $ Rent (Per Month)	$2,250.00	[Cannot Determine]
2017	Property Type	SFR	Townhome
2017	Number of Bathrooms	2	2.5
2017	Estimated $ Rent (Per Month)	$1,693.75	[Cannot Determine]
2018	Number of Bathrooms	2	2.5
2018	Estimated $ Rent (Per Month)	$2,750.00	[Cannot Determine]
2019	Number of Bathrooms	2	2.5
2019	Estimated $ Rent (Per Month)	$2,500.00	[Cannot Determine]
2020	Street Address	[Redacted]	[Redacted]
2020	Estimated $ Rent (Per Month)	$2,625.00	[Cannot Determine]
2020	Cut-Off Date Value	$265,000.00	$275,000.00

Exhibit 4 to Attachment A Page 3 of 11

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value
2021	Estimated $ Rent (Per Month)	$1,800.00	[Cannot Determine]
2026	Estimated $ Rent (Per Month)	$8,132.50	$4,900.00
2026	$ Rent (Per Month)	$3,232.50	$1,565.00
2027	Cut-Off Date Valuation Date	5/27/2026	4/28/2026
2028	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2029	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2030	Cut-Off Date Valuation Date	12/10/1901	3/5/2026
2031	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2032	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2033	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2033	$ Rent (Per Month)	$2,299.00	$2,099.00
2033	Final UW $ Rent (Per Month)	$2,299.00	$2,099.00
2034	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2035	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2036	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2037	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2038	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2039	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2039	Final UW $ Rent (Per Month)	$2,099.00	$2,199.00
2040	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2040	Occupancy Y/N	N	Y
2041	Cut-Off Date Valuation Date	3/18/2026	3/5/2026
2047	Street Address	[Redacted]	[Redacted]
2047	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Valuations Services AMC, LLC
2048	Street Address	[Redacted]	[Redacted]
2048	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Valuations Services AMC, LLC
2049	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Valuations Services AMC, LLC
2049	Street Address	[Redacted]	[Redacted]
2050	Street Address	[Redacted]	[Redacted]
2050	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Valuations Services AMC, LLC
2051	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Valuations Services AMC, LLC
2051	Street Address	[Redacted]	[Redacted]
2052	Street Address	[Redacted]	[Redacted]
2052	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Valuations Services AMC, LLC
2053	Street Address	[Redacted]	[Redacted]
2053	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Valuations Services AMC, LLC
2054	Year Built	2025	2023
2054	Cut-Off Date Valuation Date	6/5/2026	6/9/2026
2054	Appraisal Type	Commercial	Resi Interior
2054	Square Footage	2272	2271
2054	Estimated $ Rent (Per Month)	$2,200.00	$2,314.38
2055	Year Built	2025	2023
2055	Appraisal Type	Commercial	Resi Interior
2055	Estimated $ Rent (Per Month)	$2,350.00	$2,314.38
2056	Year Built	2025	2023
2056	Appraisal Type	Commercial	Resi Interior
2056	Estimated $ Rent (Per Month)	$2,350.00	$2,314.38

Exhibit 4 to Attachment A Page 4 of 11

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value
3001	Street Address	[Redacted]	[Redacted]
3002	Street Address	[Redacted]	[Redacted]
3003	$ Rent (Per Month)	$1,400.00	$0.00
3004	Street Address	[Redacted]	[Redacted]
3005	Street Address	[Redacted]	[Redacted]
3006	Street Address	[Redacted]	[Redacted]
3007	Estimated $ Rent (Per Month)	$2,352.50	$2,450.00
3007	$ Rent (Per Month)	$1,127.50	$1,030.00
3014	Square Footage	2570	2790
3014	$ Rent (Per Month)	$1,245.00	$1,240.00
3014	Estimated $ Rent (Per Month)	$2,495.00	$2,500.00
3016	$ Rent (Per Month)	$2,450.00	$2,490.00
3019	$ Rent (Per Month)	$2,325.00	$2,350.00
3022	Cut-Off Date Valuation Date	1/30/2026	1/27/2026
3022	Annual Insurance	$707.60	$3,538.01
3022	Estimated $ Rent (Per Month)	$9,588.00	$9,700.00
3022	$ Rent (Per Month)	$7,312.00	$7,200.00
3022	Number of Bedrooms	10	8
3023	Annual Insurance	$707.60	$1,415.21
3023	Appraisal Provider	Newmark Valuation & Advisory	Valuations Services AMC, LLC
3024	Annual Insurance	$707.60	$2,122.81
3025	Appraisal Provider	Newmark Valuation & Advisory	Valuations Services AMC, LLC
3025	Number of Bathrooms	2	1.5
3026	Annual Insurance	$707.60	$2,122.81
3026	Appraisal Provider	Newmark Valuation & Advisory	Valuations Services AMC, LLC
3026	Square Footage	3954	3956
3027	Cut-Off Date Valuation Date	1/31/2026	1/27/2026
3027	Annual Insurance	$707.60	$3,538.01
3027	Square Footage	2900	2825
3028	Appraisal Provider	Newmark Valuation & Advisory	Valuations Services AMC, LLC
3029	Appraisal Provider	Newmark Valuation & Advisory	Valuations Services AMC, LLC
3029	Number of Bathrooms	2	1.5
3030	Appraisal Provider	Newmark Valuation & Advisory	Valuations Services AMC, LLC
3031	Annual Insurance	$707.60	$2,122.81
3032	City	New Haven	Hamden
3032	Annual Insurance	$707.60	$1,415.21
3032	Property Condition	C3	C4
3034	Annual Insurance	$707.60	$1,415.21
3034	Appraisal Provider	Newmark Valuation & Advisory	Valuations Services AMC, LLC
3035	Property Type	SFR	Townhome
3035	Square Footage	1640	1708
3035	Property Condition	C1	C2
3037	Square Footage	1897	1976
3037	Estimated $ Rent (Per Month)	$2,203.30	$2,003.00
3038	Property Type	SFR	Townhome
3038	Square Footage	1640	1662
3041	Estimated $ Rent (Per Month)	$2,203.30	$2,003.00

Exhibit 4 to Attachment A Page 5 of 11

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value
3044	Square Footage	1841	1866
3045	Square Footage	1897	1938
3045	Property Condition	C2	C1
3046	Number of Bedrooms	4	3
3046	Number of Bathrooms	1.5	1
3050	Number of Bedrooms	3	4
3050	Square Footage	1850	1925
3052	Property Condition	C1	C2
3054	Cut-Off Date Valuation Date	3/30/2026	10/9/2025
3054	Number of Bathrooms	1	1.5
3054	Number of Bedrooms	4	3
3054	Square Footage	1406	1160
3054	Year Built	1897	1919
3054	Zip	44303	44314
3054	Is Section 8	No	N
3054	Estimated $ Rent (Per Month)	$1,225.00	$1,200.00
3055	Cut-Off Date Valuation Date	3/28/2026	10/8/2025
3055	Number of Bedrooms	2	3
3055	Square Footage	1131	1411
3055	Year Built	1884	1903
3055	Zip	44303	44310
3055	Is Section 8	No	N
3056	Estimated $ Rent (Per Month)	$1,425.00	$0.00
3056	Appraisal Type	Resi Interior	Resi Exterior
3056	Cut-Off Date Value	$85,000.00	$114,000.00
3056	Estimated $ Rent (Per Month)	$0.00	[Cannot Determine]
3056	Interior/Exterior	Interior	Exterior
3056	Square Footage	1169	1320
3056	Year Built	1915	1914
3056	Zip	44303	44314
3056	Is Section 8	No	N
3057	Cut-Off Date Valuation Date	3/30/2026	10/9/2025
3057	Appraisal Type	Resi Exterior	Resi Interior
3057	Interior/Exterior	Exterior	Interior
3057	Number of Bathrooms	1	2
3057	Number of Bedrooms	2	4
3057	Square Footage	789	1751
3057	Year Built	1933	1914
3057	Zip	44303	44314
3057	Is Section 8	No	N
3057	Estimated $ Rent (Per Month)	$1,425.00	$1,500.00
3058	Appraisal Type	Resi Exterior	Resi Interior
3058	Interior/Exterior	Exterior	Interior
3058	Square Footage	1296	1003
3058	Year Built	2006	1953
3058	Zip	44303	44314
3058	Is Section 8	No	N

Exhibit 4 to Attachment A Page 6 of 11

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value
3059	Cut-Off Date Valuation Date	3/28/2026	10/7/2025
3059	Appraisal Type	Resi Exterior	Resi Interior
3059	Interior/Exterior	Exterior	Interior
3059	Number of Bedrooms	2	4
3059	Square Footage	1187	1657
3059	Year Built	1911	1916
3059	Zip	44303	44301
3059	Is Section 8	Yes	Y
3060	Cut-Off Date Valuation Date	3/28/2026	10/7/2025
3060	Number of Bathrooms	1.5	1
3060	Number of Bedrooms	4	3
3060	Square Footage	1364	1349
3060	Year Built	1921	1909
3060	Is Section 8	Yes	Y
3061	Appraisal Type	Resi Interior	Resi Exterior
3061	City	Akron	Barberton
3061	Interior/Exterior	Interior	Exterior
3061	Number of Bathrooms	1.5	1
3061	Square Footage	1160	1296
3061	Year Built	1919	2006
3061	Zip	44303	44203
3061	Is Section 8	No	N
3062	Square Footage	1446	2145
3062	Number of Bedrooms	4	6
3062	Year Built	1918	1912
3062	Zip	44303	44311
3062	Is Section 8	No	N
3062	$ Rent (Per Month)	$2,200.00	$0.00
3063	Number of Bathrooms	1	1.5
3063	Square Footage	1363	1574
3063	Year Built	1919	1918
3063	Zip	44303	44314
3063	Is Section 8	No	N
3063	$ Rent (Per Month)	$1,350.00	$0.00
3064	Appraisal Type	Resi Interior	Resi Exterior
3064	Cut-Off Date Value	$125,000.00	$88,000.00
3064	Interior/Exterior	Interior	Exterior
3064	Number of Bathrooms	1.5	2
3064	Square Footage	1623	1497
3064	Year Built	1921	1910
3064	Zip	44303	44307
3064	Is Section 8	No	N
3065	Number of Bedrooms	2	3
3065	Square Footage	792	1276
3065	Year Built	1883	1918
3065	Zip	44303	44306
3065	Is Section 8	Yes	Y

Exhibit 4 to Attachment A Page 7 of 11

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value
3065	$ Rent (Per Month)	$1,200.00	$1,329.00
3066	Appraisal Type	Resi Interior	Resi Exterior
3066	Interior/Exterior	Interior	Exterior
3066	Number of Bathrooms	1	1.5
3066	Square Footage	1334	960
3066	Year Built	1945	1924
3066	Zip	44303	44306
3066	Is Section 8	No	N
3067	Appraisal Type	Resi Interior	Resi Exterior
3067	Cut-Off Date Value	$65,000.00	$77,000.00
3067	Interior/Exterior	Interior	Exterior
3067	Number of Bedrooms	3	2
3067	Square Footage	1349	792
3067	Year Built	1909	1883
3067	Zip	44303	44306
3067	Is Section 8	No	N
3068	Cut-Off Date Valuation Date	10/26/2025	3/11/2026
3068	Property Condition	C1	C2
3068	Square Footage	2262	2210
3068	Number of Bedrooms	4	5
3068	Appraisal Provider	Applied Valuation Services	Valuations Services AMC, LLC
3068	HOA (Y/N)	N	Y
3068	Annual HOA Fees	$0.00	$200.00
3070	HOA (Y/N)	N	Y
3070	Annual HOA Fees	$0.00	$400.00
3071	Estimated $ Rent (Per Month)	$2,625.00	$2,795.00
3073	HOA (Y/N)	Y	N
3073	Annual HOA Fees	$400.00	$0.00
3074	Annual HOA Fees	$300.00	$450.00
3075	HOA (Y/N)	N	Y
3076	HOA (Y/N)	N	Y
3076	Annual HOA Fees	$0.00	$300.00
3077	HOA (Y/N)	N	Y
3078	HOA (Y/N)	Y	N
3078	Annual HOA Fees	$400.00	$0.00
3078	Estimated $ Rent (Per Month)	$2,550.00	$2,525.00
3079	Appraisal Type	Resi Exterior	Resi Interior
3079	Interior/Exterior	Exterior	Interior
3080	Year Built	1930	1931
3080	Cut-Off Date Valuation Date	5/14/2026	5/12/2026
3080	Appraisal Provider	Single Source Property Solutions	Applied Valuation Services
3080	Property Condition	C4	C3
3080	Street Address	[Redacted]	[Redacted]
3081	Appraisal Type	Resi Exterior	Resi Interior
3081	Interior/Exterior	Exterior	Interior
3083	Street Address	[Redacted]	[Redacted]
3087	$ Rent (Per Month)	$0.00	$1,400.00

Exhibit 4 to Attachment A Page 8 of 11

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value
3088	Street Address	[Redacted]	[Redacted]
3089	Appraisal Provider	Single Source Property Solutions	Applied Valuation Services
3089	Appraisal Type	Resi Interior	Resi Exterior
3089	Interior/Exterior	Interior	Exterior
3089	Street Address	[Redacted]	[Redacted]
3090	Estimated $ Rent (Per Month)	$1,250.00	$1,550.00
3092	Appraisal Type	Resi Exterior	Resi Interior
3092	Interior/Exterior	Exterior	Interior
3094	Appraisal Type	Resi Exterior	Resi Interior
3094	Interior/Exterior	Exterior	Interior
3095	Appraisal Provider	Single Source Property Solutions	Applied Valuation Services
3096	Appraisal Provider	Single Source Property Solutions	Applied Valuation Services
3098	Square Footage	1811	1992
3098	Cut-Off Date Value	$274,500.00	$275,000.00
3100	Square Footage	1897	1841
3101	Square Footage	1643	1672
3104	Zip	30037	30337
3104	Square Footage	1005	1010
3106	Cut-Off Date Valuation Date	6/9/2026	6/11/2026
3106	Number of Bathrooms	2.5	3
3107	Appraisal Type	Resi Exterior	Resi Interior
3107	Interior/Exterior	Exterior	Interior
3107	Is Flood Zone	N	Y
3115	Estimated $ Rent (Per Month)	$1,950.00	$2,120.00
3116	Number of Bathrooms	4.2	5
3117	Estimated $ Rent (Per Month)	$1,950.00	$2,120.00
3118	Estimated $ Rent (Per Month)	$1,950.00	$2,120.00
3121	Estimated $ Rent (Per Month)	$1,950.00	$2,120.00
3122	Number of Bathrooms	2	2.5
3122	Estimated $ Rent (Per Month)	$2,150.00	$1,883.00
3123	Number of Bathrooms	2	2.5
3123	Estimated $ Rent (Per Month)	$2,200.00	$2,100.00
3124	Number of Bathrooms	2	2.5
3125	Number of Bathrooms	2	2.5
3126	Number of Bathrooms	2	2.5
3127	Number of Bathrooms	2	2.5
3128	Number of Bathrooms	2	2.5
3129	Number of Bathrooms	2	2.5
3130	Number of Bathrooms	2	2.5
3131	Number of Bathrooms	2	2.5
3132	Number of Bathrooms	2	2.5
3133	Number of Bathrooms	2	2.5
3134	Number of Bathrooms	2	2.5
3135	Number of Bathrooms	2	2.5
3136	Number of Bathrooms	2	2.5
3137	Number of Bathrooms	2	2.5
3138	Number of Bathrooms	2	2.5

Exhibit 4 to Attachment A Page 9 of 11

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value
3139	Number of Bathrooms	2	2.5
3140	Number of Bathrooms	2	2.5
3141	Number of Bathrooms	2	2.5
3142	Number of Bathrooms	2	2.5
3143	Number of Bathrooms	2	2.5
3144	Cut-Off Date Valuation Date	8/12/2026	8/11/2026
3144	Number of Bathrooms	2	2.5
3145	Number of Bathrooms	2	2.5
3146	Number of Bathrooms	2	2.5
3147	Number of Bathrooms	2	2.5
3148	Number of Bathrooms	2	2.5
3149	Number of Bathrooms	2	2.5
3150	$ Rent (Per Month)	$0.00	$2,300.00
3151	Number of Bathrooms	2	2.5
3152	Number of Bathrooms	2	2.5
3153	Number of Bathrooms	2	2.5
3155	Number of Bathrooms	2	2.5
3156	Number of Bathrooms	2	2.5
3157	Number of Bathrooms	2	2.5
3158	Number of Bathrooms	2	2.5
3159	Allocated Loan Amount	$172,407.33	$172,785.31
3159	Appraisal Type	Resi Exterior	[Cannot Determine]
3159	Interior/Exterior	Exterior	Interior
3160	Allocated Loan Amount	$173,691.01	$174,071.80
3160	Appraisal Type	Resi Interior	[Cannot Determine]
3160	Interior/Exterior	Interior	[Cannot Determine]
3161	Cut-Off Date Valuation Date	8/19/2026	7/30/2026
3161	Cut-Off Date Value	$214,000.00	[Cannot Determine]
3162	Allocated Loan Amount	$172,407.33	$172,785.31
3162	Year Built	2023	2022
3163	Allocated Loan Amount	$173,691.01	$174,071.80
3163	Appraisal Type	Resi Exterior	Resi Interior
3163	Interior/Exterior	Exterior	Interior
3163	Occupancy Y/N	Y	N
3163	Property Type	SFR	Townhome
3164	Allocated Loan Amount	$327,633.18	$328,351.47
3164	Cut-Off Date Valuation Date	8/3/2026	11/5/2025
3164	Year Built	2023	2022
3165	Allocated Loan Amount	$173,691.01	$174,071.80
3165	Appraisal Type	Resi Exterior	Resi Interior
3165	Interior/Exterior	Exterior	Interior
3165	Property Type	SFR	Townhome
3166	Year Built	2023	2022
3167	Allocated Loan Amount	$173,691.01	$174,071.80
3168	Allocated Loan Amount	$173,691.01	$174,071.80
3169	Allocated Loan Amount	$245,280.53	$249,380.86
3169	Cut-Off Date Value	$414,000.00	$420,000.00

Exhibit 4 to Attachment A Page 10 of 11

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value
3169	Estimated $ Rent (Per Month)	$2,316.67	$2,287.50
3169	Property Condition	C2	C3
3170	Allocated Loan Amount	$173,691.01	$174,071.80
3170	Appraisal Type	Resi Interior	[Cannot Determine]
3170	Interior/Exterior	Interior	[Cannot Determine]
3171	Allocated Loan Amount	$173,691.01	$174,071.80
3172	Allocated Loan Amount	$173,691.01	$174,071.80
3172	Property Type	SFR	Townhome
3174	Year Built	2026	2025
3174	Cut-Off Date Valuation Date	8/6/2026	8/14/2026
3174	Square Footage	1992	2003
4001	Square Footage	1569	1604
4001	Property Condition	Average	Good
4002	Property Condition	Average	Good
4003	Property Condition	Average	Good
4003	Estimated $ Rent (Per Month)	$2,900.00	[Cannot Determine]
4004	Property Type	SFR	Townhome
4004	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Applied Valuation Services
4005	Property Type	SFR	Townhome
4005	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Applied Valuation Services
4006	Number of Bathrooms	2	2.5
4006	Property Type	SFR	Townhome
4006	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Applied Valuation Services
4007	Estimated $ Rent (Per Month)	$13,116.00	$4,372.00
4007	$ Rent (Per Month)	$4,378.00	$4,374.00
4007	Final UW $ Rent (Per Month)	$4,378.00	$4,374.00
4007	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Applied Valuation Services
4007	Square Footage	6195	2065
4007	Street Address	[Redacted]	[Redacted]
4008	Property Type	SFR	Townhome
4008	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Applied Valuation Services
4009	Property Type	SFR	Townhome
4009	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Applied Valuation Services
4010	Property Type	SFR	Townhome
4010	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Applied Valuation Services
4011	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Applied Valuation Services
4011	Property Type	Townhome	SFR
4012	Property Type	SFR	Townhome
4012	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Applied Valuation Services
4013	Appraisal Provider	JLL Valuation & Advisory Services, LLC	Applied Valuation Services
4013	Property Type	Townhome	SFR
4014	Number of Bathrooms	2	2.5
4015	Number of Bathrooms	2.5	3
4016	Is Section 8	N	Y
4016	Number of Bathrooms	2	3
4017	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4018	Cut-Off Date Valuation Date	8/28/2026	8/24/2026

Exhibit 4 to Attachment A Page 11 of 11

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value
4019	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4020	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4021	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4022	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4023	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4024	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4025	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4025	Swimming Pool (Y/N)	Y	N
4026	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4027	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4028	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4029	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4030	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4030	Swimming Pool (Y/N)	Y	N
4031	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4032	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4033	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4034	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4035	Cut-Off Date Valuation Date	8/28/2026	8/24/2026
4035	Swimming Pool (Y/N)	Y	N

Exhibit 5 to Attachment A Page 1 of 8

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

UW Total Potential Annual Gross Revenue	Underwriting Summary
UW Total Other Income	Underwriting Summary
UW Vacancy	Underwriting Summary
UW Bad Debt	Underwriting Summary
UW Concessions	Underwriting Summary
UW EGI	Underwriting Summary
UW PM Fee	Underwriting Summary
UW Repairs and Maintenance	Underwriting Summary
UW Marketing & Leasing	Underwriting Summary
UW HOA	Underwriting Summary
UW Insurance	Underwriting Summary
UW Taxes	Underwriting Summary
UW Turnover Costs	Underwriting Summary
UW Utilities	Underwriting Summary
UW Payroll	Underwriting Summary
UW Annual Landscaping ($)	Underwriting Summary
UW Annual Other Costs ($)	Underwriting Summary
UW Contract Services	Underwriting Summary
UW Total Expenses	Underwriting Summary
UW NOI	Underwriting Summary
UW Capital Expenditure Reserve	Underwriting Summary
UW NCF	Underwriting Summary
Appraised Value / Sum of Collateral Value	Underwriting Summary
% HOA	Underwriting Summary
Section 8%	Underwriting Summary
Occupancy	Underwriting Summary or Rent Roll
Occupancy as of Date	Loan Agreement
Number of Properties	Underwriting Summary
UW Cost Basis	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Monthly Tax Escrow ($)	Loan Agreement or Settlement Statement
Monthly Insurance Escrow ($)	Loan Agreement or Settlement Statement
Monthly Capital Expenditure Escrow ($)	Loan Agreement or Settlement Statement
Upfront Leasing Escrow($)	Loan Agreement or Settlement Statement
Monthly Leasing Escrow($)	Loan Agreement or Settlement Statement
Upfront Interest Escrow ($)	Loan Agreement or Settlement Statement

Exhibit 5 to Attachment A Page 2 of 8

Reserve and Escrow Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Monthly Interest Escrow ($)	Loan Agreement or Settlement Statement
Upfront Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Rent Rolls (Y/N)	Loan Agreement
Frequency of Rent Rolls Annual/Quarterly	Loan Agreement
Operating Statement (Y/N)	Loan Agreement
Frequency of Operating Statements Annual/Quarterly	Loan Agreement
PFS (Y/N)	Loan Agreement
Frequency of PFS Annual/Quarterly	Loan Agreement
Loan Originator	Loan Agreement
Borrower	Loan Agreement
Guarantor	Guaranty Agreement
Guarantor Type	Guaranty Agreement
Credit Score	Credit Report
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Loan Agreement
First Due Date	Loan Agreement
Maturity Date	Loan Agreement
Original UPB	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($)	Loan Agreement, Loan Modification Agreement or Loan Amortization Schedule
Rate Type	Loan Agreement
Interest Rate	Loan Agreement
Interest Accrual Type	Loan Agreement
Amortization Type	Loan Agreement
Original IO Term	Loan Agreement
Recourse Type	Guaranty Agreement
Property Manager	Loan Agreement or Management Agreement
SPE (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement or Borrower Operating Agreement
Loan Purpose	Settlement Statement, Underwriting Summary or Purchase and Sale Agreement

Exhibit 5 to Attachment A Page 3 of 8

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Substitution Permitted (Y/N)	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Release Provision	Loan Agreement
Partial Release Premium	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Principal and Interest)	Loan Agreement
Existing Secondary Financing (Y/N)	Loan Agreement
Secondary Financing Amount (Existing)	Loan Agreement
Secondary Financing Description	Loan Agreement
Future Secondary Financing Allowed (Y/N)	Loan Agreement
Future Secondary Financing Description	Loan Agreement
Lockbox Type	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management Type	Loan Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement

Prepayment Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Prepayment Provisions Expression	Loan Agreement or Loan Modification Agreement
Prepayment Provision	Loan Agreement or Loan Modification Agreement
Original Yield Maintenance Period	Loan Agreement or Loan Modification Agreement
Other Prepayment Provision	Loan Agreement
Open Period	Loan Agreement or Loan Modification Agreement
YM Calculation Method (PV or Int Diff)	Loan Agreement or Loan Modification Agreement
Calc’d Through (Maturity or Open)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Projected Term (Maturity or Open)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Compounding Type (MEY or BEY)	Loan Agreement or Loan Modification Agreement

Exhibit 5 to Attachment A Page 4 of 8

Notes:

1.	For any Mortgage Loan on the Preliminary Mortgage Loan Data File listed in the table below, Encore, on behalf of the Issuer, instructed us to use the value, as shown on the Preliminary Mortgage Loan Data File, for the applicable characteristic listed in the table below, even if the information on the Preliminary Mortgage Loan Data File did not agree with the corresponding information that was shown in the applicable Mortgage Loan Source Document(s) or the applicable Mortgage Loan Source Document(s) were not provided to us.

Loan ID	Characteristic

12530	Appraised Value / Sum of Collateral Value

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the (a) information described in the table above, as shown on the Preliminary Mortgage Loan Data File, or (b) instruction(s) provided by Encore, on behalf of the Issuer, described in this Note.

2.	For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics that are expressed as dollar values, Encore, on behalf of the Issuer, instructed us to ignore differences of +/- $2.00 or less.

3.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, Encore, on behalf of the Issuer, instructed us to divide:
a.	The total number of units associated with the Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee in the “HOA” column, as shown on the underwriting summary Mortgage Loan Source Document, by
b.	The total number of units associated with the Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

Exhibit 5 to Attachment A Page 5 of 8

4.	For the purpose of comparing the “Credit Score” Compared Mortgage Loan Characteristic for each Mortgage Loan, Encore, on behalf of the Issuer, provided the following instructions:
a.	For each Mortgage Loan that has one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File, use (i) the lowest credit score of the “Guarantor” if two credit scores are listed on the credit report Mortgage Loan Source Document or (ii) the median credit score of the “Guarantor” if three credit scores are listed on the credit report Mortgage Loan Source Document,
b.	For each Mortgage Loan that has more than one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File, use the methodology described in a. above to determine the credit score for each “Guarantor,” and use the highest resulting credit score,
c.	For each Mortgage Loan with the “Is Foreign National” characteristic as “Y,” as shown on the Preliminary Mortgage Loan Data File, use “N/A – FN,”
d.	For each Mortgage Loan with the “Guarantor Type” characteristic as “Entity,” as shown on the Preliminary Mortgage Loan Data File, use “N/A - Entity Guarantor,” and
e.	For each Mortgage Loan with the “Guarantor Type” characteristic as “Individual, Entity,” as shown on the Preliminary Mortgage Loan Data File, use the methodology described in a. or b. above, as applicable, for the respective individual(s).

5.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan except for:
a.	Any Mortgage Loan (i) with an “Amortization Type” of “Amortizing Balloon” or “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, and (ii) which does not have a stated monthly debt service amount in the applicable Mortgage Loan Source Document (each, a “Recalculated Amortizing Mortgage Loan”) and
b.	Any Mortgage Loan with an “Amortization Type” of “Interest Only,” as shown on the Preliminary Mortgage Loan Data File (each, an “Interest Only Mortgage Loan”),

which are described in the succeeding paragraph(s) of this Note, Encore, on behalf of the Issuer, instructed us to use the stated monthly debt service amount that is shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Recalculated Amortizing Mortgage Loan, Encore, on behalf of the Issuer, instructed us to recalculate the “Monthly Debt Service ($)” using the “PMT” function in Microsoft Excel and:

a.	The “Original UPB,” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and
c.	The principal amortization period, as shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan, Encore, on behalf of the Issuer, instructed us to use the “Annualized Debt Service Payment” (as defined herein), as shown on the Preliminary Mortgage Loan Data File, divided by 12.

Exhibit 5 to Attachment A Page 6 of 8

6.	For the purpose of comparing the “Original IO Term” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File (each, an “Amortizing Balloon Mortgage Loan”), Encore, on behalf of the Issuer, instructed us to use “N/A.”

For the purpose of comparing the “Original IO Term” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan, Encore, on behalf of the Issuer, instructed us to use the “Original Term” (as defined herein), as shown on the Preliminary Mortgage Loan Data File.

7.	For the purpose of comparing the “Prepayment Information” Compared Mortgage Loan Characteristics, Encore, on behalf of the Issuer, instructed us to ignore any prepayment premiums or other conditions related to mandatory prepayment, trigger events, partial release events or trigger cure conditions, as described in the applicable Mortgage Loan Source Document(s).

For the purpose of comparing the “Prepayment Information” and “Maturity Date” Compared Mortgage Loan Characteristics, Encore, on behalf of the Issuer, instructed us to ignore any adjustments based on business day convention or any permitted changes in maturity date or anticipated repayment date, as stated in the applicable Mortgage Loan Source Document(s).

For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, Encore, on behalf of the Issuer, instructed us to use “N/A.”

For certain Mortgage Loans, the applicable Mortgage Loan Source Document (s) may contain the following:

“In addition to the foregoing, each Prepayment shall be subject to a prepayment premium equal to one percent (1.00%) of the amount that is twenty percent (20%) of the allocated loan amount for the respective properties listed in the Portfolio Loan Agreement”

“In addition to the foregoing, each Prepayment shall be subject to a prepayment premium equal to one percent (1.00%) of the amount that is ten percent (10%) of the allocated loan amount for the respective properties listed in the Portfolio Loan Agreement”

For any Mortgage Loan which contains any of the language described above in the applicable Mortgage Loan Source Document(s), Encore, on behalf of the Issuer, instructed us to ignore the language for the purpose of comparing the “Prepayment Information” Compared Mortgage Loan Characteristics.

Exhibit 5 to Attachment A Page 7 of 8

8.	For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for any Mortgage Loan that references a “Permitted Mezzanine Loan” in the applicable Mortgage Loan Source Document, Encore, on behalf of the Issuer, instructed us to: (i) assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan and (ii) use “N.”

9.	For the purpose of comparing the “Occupancy as of Date” Compared Mortgage Loan Characteristic for each Mortgage Loan, Encore, behalf of the Issuer, instructed us to use the “Origination Date,” as shown on the Preliminary Mortgage Loan Data File.

10.	For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, Encore, on behalf of the Issuer, instructed us to use the following definitions, as applicable:
a.	Springing –Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender requires or has the option to require the borrower to establish a lockbox account or restricted account, as applicable, and deposit rents therein,
b.	Soft –As of the origination date of the Mortgage Loan, there is an established lockbox account into which the borrower or related property manager is required to deposit any rent it receives within a specified number of days of receipt,
c.	Hard –As of the origination date of the Mortgage Loan, there is an established lockbox account controlled by the lender into which tenants are required to deposit rents directly and
d.	N/A – As of the origination date of the Mortgage Loan, either:
i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt,
ii.	The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, or
iii.	The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

Exhibit 5 to Attachment A Page 8 of 8

11.	For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, Encore, on behalf of the Issuer, instructed us to use the following definitions, as applicable:
a.	Springing –Upon the occurrence an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the applicable Mortgage Loan Source Document,
b.	Hard – As of the origination date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the applicable Mortgage Loan Source Document and
c.	N/A – In accordance with the terms of the applicable Mortgage Loan Source Document, no cash management account is required to be established during the term of the related Mortgage Loan.

12.	For the purpose of comparing the “Monthly Tax Escrow ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan that indicates “Collect” for impositions in the applicable Mortgage Loan Source Document(s), Encore, on behalf of the Issuer, instructed us to use “1/12 of projected annual tax amount.”

13.	For the purpose of comparing the “Monthly Insurance Escrow ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan that indicated “Collect” for insurance in the applicable Mortgage Loan Source Document(s), Encore, on behalf of the Issuer, instructed us to use “1/12 of projected annual insurance premium.”

14.	For the purpose of comparing the “Prepayment Information” characteristics and “Maturity Date” Compared Mortgage Loan Characteristics, Encore, on behalf of the Issuer, instructed us to ignore any reference to “Revised Maturity Date,” as stated in certain Mortgage Loan Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Encore, on behalf of the Issuer, that are described in the notes above.

Exhibit 6 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Seller Loan ID
Closed Y/N
Loan Seller
Loan Name
Next Due Date
Lien Position
Guarantor Net Worth
Guarantor Liquidity
Equity Pledge (Y/N)
Servicer
Servicing Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Loan Number
Borrower Type
Latest Appraised Value ($)
Is Foreign National

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.